Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income Taxes

Note 15 - Income Taxes

A.	Israeli taxation:

The tax rate relevant to the Company in the years 2023, 2022 and 2021 was 23%.

As of December 31, 2023, the Company has net operating losses carryforward for Israeli income tax purposes of approximately $14,412, which can be offset against future taxable income for an indefinite period of time.

The Company has final (considered final) tax assessments through the 2018 tax year.

B.	Deferred income taxes reflect the net tax effects of net operating loss and temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s net deferred tax assets are as follows:

	For the year ended December 31,
	2023	2022	2021
	U.S. dollars in thousands
Net operating loss carryforward	$3,315	$1,649	$717
Research and development credits	1,395	447	234
Operating right of use asset	(35)	(54)	-
Operating lease liability	33	14	-
Vacation and convalescence accrual	50	33	2
Net deferred tax asset before valuation allowance	4,758	2,089	953

Valuation allowance	(4,758)	(2,089)	(953)
	$-	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance as of December 31, 2023 and 2022.

C.	During the years ended December 31, 2023, 2022 and 2021, the main reconciling item between the statutory tax rate of the Company (as noted in Note 15A1) and the effective tax rate is mainly the recognition of valuation allowance in respect of deferred taxes relating to accumulated net operating losses carryforward and other temporary differences due to the uncertainty of the realization of such deferred taxes.